Derivative financial instruments (Tables)	12 Months Ended
Jan. 03, 2021
Derivative financial instruments (Tables) [Line Items]
Schedule of maturities of the notional amount
Instrument	Notional amount in thousands of	2021	2022	2023

Liabilities:
Interest rate swap	Ps.	46,667	46,667	260,000

Forwards US Dollar / Mexican Peso	US$	-	-	-

Derivative Instrument [Member]
Derivative financial instruments (Tables) [Line Items]
Schedule of derivative financial instrument contracts
Instrument	Notional amount in thousands		Fair Value		Contract date	Maturity date	Rate received	Rate paid
Liabilities:
Interest rate swap	Ps.	353,333	Ps.	32,842	11/15/2018	12/15/2023	TIIE 28 days(1)	8.33%
Instrument	Notional amount in thousands		Fair Value		Contract date	Maturity date	Rate received	Rate paid

Liabilities:
Interest rate swap	Ps.	50,000	Ps.	19,614	11/15/2018	12/15/2023	TIIE 28 days(1)	8.33%

(1) As of January 3, 2021, the 28-day TIIE rate was 4.49%

(1) As of December 31, 2019, the 28-day TIIE rate was 7.55%.

Derivative Instrument One [Member]
Derivative financial instruments (Tables) [Line Items]
Schedule of derivative financial instrument contracts
					Average Strike Ps./US$	Maturity date
Forwards US Dollar / Mexican Peso	US$	140,325	Ps.	287,452	22.36	Weekly, through October 2021

Total Liabilities			Ps.	320,294

Non-current liability			Ps.	25,179

Total current liability			Ps.	295,115
					Average Strike Ps./US$	Maturity date
Forwards US Dollar / Mexican Peso	US$	47,690	Ps.	12,695	19.61	Weekly, through October 2020

Total Liabilities			Ps.	32,309

Non-current liability			Ps.	16,754

Total current liability			Ps.	15,555